Equity	12 Months Ended
Dec. 31, 2019
Equity
EQUITY

NOTE 12:-  EQUITY

a.	Composition of share capital:

	December 31, 2019		December 31, 2018
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of Shares
Ordinary shares of NIS 0.25 par value each	500,000,000	120,652,683	500,000,000	40,399,290

b.	On December 3, 2015, to the Company's shareholders approved an increase in the Company's authorized share capital by NIS 10,000,000 such that following the increase, the authorized share capital shall equal NIS 20,000,000 divided into 80,000,000 ordinary shares, par value NIS 0.25 each. On December 10, 2018, Company's shareholders meeting approved an increase in the Company's authorized share capital by NIS 105,000,000, such that following the increase, the authorized share capital shall equal NIS 125,000,000 divided into 500,000,000 ordinary shares, par value NIS 0.25 each.

c.	On May 10, 2019, the Company effected a change in the ratio of the Company's ADS to ordinary shares from one (1) ADS representing two (2) ordinary shares to a new ratio of one (1) ADS representing thirty (30) ordinary shares. For ADS holders, the ratio change had the same effect as a one-for-fifteen reverse ADS split. All ADS and per ADS data in the financial statements and their related notes have been retroactively adjusted for all periods presented to reflect the ratio change.

d.	Issued and outstanding capital:

	Number of shares	NIS par value

Balance at December 31, 2017	33,295,618	8,323,904

Issuance of share capital	7,103,672	1,775,918

Balance at December 31, 2018	40,399,290	10,099,822

Issuance of share capital	80,253,393	20,063,348

Balance at December 31, 2019	120,652,683	30,163,170

All ordinary shares have equal rights for all intent and purposes and each ordinary share confers its holder:

1.	The right to be invited and participate in all the Company's general meetings, both annual and regular, and the right to one vote per ordinary share owned in all votes and in all Company's general meeting participated.

2.	The right to receive dividends if and when declared and the right to receive bonus shares if and when distributed.

3.	The right to participate in the distribution of the Company's assets upon liquidation.

e.	Issue of shares and warrants and changes in equity:

1.	On March 13, 2018, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 3,333,336 ADSs representing 6,666,672 of its ordinary shares and warrants to purchase 2,500,002 ADSs representing 5,000,004 of its ordinary shares for an aggregate purchase price of USD 5,000. The warrants may be exercised after 6 months from the date of issuance for a period of five and a half years and have an exercise price of USD 2.00 per ADS (subject to certain adjustments). The Company also issued placement agent warrants to purchase 166,667 ADSs representing 333,334 ordinary shares exercisable at USD 2.00 per ADS, subject to certain adjustments, for a period of five years.

2.	In May 2018, the Company issued 200,000 ADSs representing 400,000 ordinary shares to one of its service providers for its services.

3.	In December 2018, the Company issued 18,500 ADSs representing 37,000 ordinary shares to one of its service providers for its services.

4.	On January 18, 2019, the Company completed a registered direct offering with an institutional investor, pursuant to which it sold an aggregate 149,206 ADSs representing 4,476,192 ordinary shares ("January 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 149,206 ADSs representing 4,476,192 ordinary shares for an aggregate purchase price of USD 2,350 (excluding issuance cost of USD 428). The warrants have an exercise price of USD 19.50 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 7,460 ADSs representing 223,810 ordinary shares on the same terms as the warrants except they have a term of five years.

5.	On April 4, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 328,205 ADSs representing 9,846,156 ordinary shares ("April 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 328,205 ADSs representing 9,846,156 ordinary shares for an aggregate purchase price of USD 3,200 (excluding issuance cost of USD 414). The warrants have an exercise price of USD 12.90 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 16,410 ADSs representing 492,308 ordinary shares on the same terms as the warrants except they have a term of five years.

6.	On May 22, 2019, the Company completed a registered direct offering with certain institutional investors, pursuant to which it sold an aggregate 1,500,000 ADSs representing 45,000,000 ordinary shares ("May 2019 Financing"). In addition, in a concurrent private placement, the Company issued to the investor unregistered warrants to purchase 1,500,000 ADSs representing 45,000,000 ordinary shares for an aggregate purchase price of USD 6,000 (excluding issuance cost of USD 540). The warrants have an exercise price of USD 4.00 per ADS, are immediately exercisable and expire five and one-half years from the issuance date. The Company also issued unregistered placement agent warrants to purchase an aggregate of 75,000 ADSs representing 2,250,000 ordinary shares on the same terms as the warrants except they have a term of five years.

7.	In September 2019, the Company issued 19,934,355 of its ordinary shares in connection with the Univo collaboration agreement (refer to Note 5).

8.	In December 2019, the Company issued 996,690 of its ordinary shares to a consultant in exchange for his services in connection with the Univo collaboration agreement.

g.	Stock options:

On November 28, 2013, the board of directors approved the adoption of the 2013 Share Option Plan (the "2013 Plan"). Under the 2013 Plan, the Company may grant its officers, directors, employees and consultants, stock options, of the Company. Each stock option granted shall be exercisable at such times and terms and conditions as the Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years.

Upon the adoption of the 2013 Plan the Company reserved for issuance 2,500,000 shares of ordinary shares, NIS 0.25 par value each. As of December 31, 2019, the Company had no shares available for future grant under the 2013 Plan.

h.	Warrants exercisable into shares:

1.	As mentioned in Note 12.e.4 the Company issued warrants as part of the January 2019 Financing. The fair value of the warrants issued as part of the January 2019 Financing, as of commitment date and December 31, 2019 were USD 784 and USD 30, respectively. Changes in fair value of the warrants from commitment date to December 31, 2019 were recorded as financial income in the Company's statement of comprehensive loss.

2.	As mentioned in Note 12.e.5 the Company issued warrants as part of the April 2019 Financing. The fair value of the warrants issued as part of the April 2019 Financing, as of commitment date and December 31, 2019 were USD 977 and USD 94, respectively. Changes in fair value of the warrants from commitment date to December 31, 2019 were recorded as financial income in the Company's statement of comprehensive loss.

3.	As mentioned in Note 12.e.6 the Company issued warrants as part of the May 2019 Financing. The fair value of the warrants issued as part of the May 2019 Financing, as of commitment date and December 31, 2019 were USD 2,109 and USD 1,425, respectively. Changes in fair value of the warrants from commitment date to December 31, 2019 were recorded as financial income in the Company's statement of comprehensive loss.